Life, Accident and Health Reserves	12 Months Ended
Dec. 31, 2019
Insurance [Abstract]
Life, Accident and Health Reserves
12. Life, Accident and Health Reserves

Life, accident and health reserves consist of the following (in millions):

	December 31,
	2019	2018
Long-term care insurance reserves	$4,201.6	$4,142.5
Traditional life insurance reserves	173.4	196.8
Other accident and health insurance reserves	192.1	222.8
Total life, accident and health reserves	$4,567.1	$4,562.1

The following table sets forth changes in the liability for claims for the portion of our long-term care insurance reserves (in millions):

	Years Ended December 31,
	2019	2018
Beginning balance	$738.7	$243.5
Less: recoverable from reinsurers	(136.4)	(100.6)
Beginning balance, net	602.3	142.9

Opening balance due to business acquired	—	295.4
Less: recoverable from reinsurers	—	(55.9)
Net balance of business acquired	—	239.5
Incurred related to insured events of:
Current year	211.8	216.6
Prior years	(47.2)	81.6
Total incurred	164.6	298.2
Paid related to insured events of:
Current year	(17.5)	(15.0)
Prior years	(141.0)	(72.1)
Total paid	(158.5)	(87.1)
Interest on liability for policy and contract claims	21.9	8.8
Ending balance, net	630.3	602.3
Add: recoverable from reinsurers	131.0	136.4
Ending balance	$761.3	$738.7

The Insurance segment experienced a favorable claims reserve development of $47.2 million and an unfavorable claims reserve development of $81.6 million for the years ended December 31, 2019 and 2018, respectively.

The main drivers of the current year favorable development were due to an update to the estimate for remaining benefits to be paid and due to favorable development in claim termination rates experienced relative to prior years.

The main drivers of the prior year deficiency were post-acquisition recapture of two reinsurance treaties on the KIC block, post-acquisition reserve strengthening on the acquired KIC block, and variance in the development of claim termination rates and care transition settings on prior year incurred claims.